31. HELD-FOR-SALE ASSETS AND DISCONTINUED OPERATIONS (Details 1 ) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Held For Sale Assets [Line Items]
Held-for-sale assets	R$ 73,839,787	R$ 71,891,822
Current assets	33,795,738	17,993,281
Inventories	378,462	326,934
Other assets	754,292	852,581
Non-current assets	40,044,049	53,898,541
Deferred taxes	3,671,070	99,175
Other taxes	1,447,166	2,995,559
Judicial Deposits	6,198,008	6,651,383
Other assets	595,704	437,667
Property, plant and equipment	24,135,058	38,910,834
Intangible assets	3,697,821	3,997,865
Current liabilities	18,013,108	11,835,917
Payroll, related taxes and benefits	742,378	852,585
Trade payables	8,296,891	8,887,367
Other taxes	1,189,145	886,763
Licenses and concessions payable	43,415	58,582
Provisions	781,942	547,996
Leases payable	654,662	1,510,097
Other payables	1,391,530	1,410,744
Non-current liabilities	48,056,769	42,259,399
Other taxes	1,324,000	1,224,038
Provisions	5,028,521	4,703,684
Leases payable	2,327,016	6,639,929
Other payables	7,302,596	7,534,166
Assets classified as held for sale [member]
Held For Sale Assets [Line Items]
Held-for-sale assets	20,771,942	R$ 4,391,090
Assets classified as held for sale [member] | Sale of UPIs [member]
Held For Sale Assets [Line Items]
Held-for-sale assets	20,625,007
Current assets	1,935,564
Cash and cash equivalents	207,925
Accounts receivable	1,075,583
Inventories	11,932
Current recoverable taxes	6,412
Other taxes	58,834
Judicial deposits	383
Pension plan assets	127
Prepaid expenses	513,609
Other assets	60,759
Non-current assets	18,689,443
Deferred taxes	(47,740)
Other taxes	171,373
Judicial Deposits	34,621
Prepaid expenses	440,290
Other assets	35,748
Property, plant and equipment	17,297,887
Intangible assets	757,264
Liabilities associated to held-for-sale assets	9,152,948
Current liabilities	3,189,571
Payroll, related taxes and benefits	208,563
Trade payables	1,267,096
Current taxes payable	3,866
Other taxes	222,195
Licenses and concessions payable	44,502
Tax refinancing program	145
Provisions	161
Leases payable	1,034,467
Other payables	408,576
Non-current liabilities	5,963,377
Other taxes	4,086
Tax refinancing program	410
Provisions	63,772
Leases payable	4,601,655
Other payables	R$ 1,293,454